INCOME TAX - Income tax expense (benefit) (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
INCOME TAX
Current income tax provision (benefit)	¥ 18,339	$ 2,529	¥ 10,214	¥ (98,338)
Deferred income tax benefit	0	0	(624,088)	(425,913)
Expense (benefit) for income tax	¥ 18,339	$ 2,529	¥ (613,874)	¥ (524,251)